Financial Instruments - Summary of Variable Interest Rate Exposure by Maturity (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	$ 900.6
Financial liabilities	3,010.6
Fix rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	98.0
Financial liabilities	2,034.0
Net position before hedging	(1,936.0)
Off-balance sheet position	0.0
Net position after hedging	(1,936.0)
Variable Rate [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	156.0
Financial liabilities	809.0
Net position before hedging	(653.0)
Off-balance sheet position	0.0
Net position after hedging	(653.0)
Less than 1 Year [Member] | Fix rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	98.0
Financial liabilities	1,981.0
Net position before hedging	(1,883.0)
Off-balance sheet position	0.0
Net position after hedging	(1,883.0)
Less than 1 Year [Member] | Variable Rate [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial assets	156.0
Financial liabilities	809.0
Net position before hedging	(653.0)
Off-balance sheet position	0.0
Net position after hedging	(653.0)
1 to 2 years [member] | Fix rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	12.0
Net position before hedging	(12.0)
Off-balance sheet position	0.0
Net position after hedging	(12.0)
1 to 2 years [member] | Variable Rate [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Off-balance sheet position	0.0
3 to 5 years [member] | Fix rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Financial liabilities	41.0
Net position before hedging	(41.0)
Off-balance sheet position	0.0
Net position after hedging	(41.0)
3 to 5 years [member] | Variable Rate [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Off-balance sheet position	0.0
After 5 years [member] | Fix rate [Member]
Disclosure of financial instruments by type of interest rate [Line Items]
Off-balance sheet position	0.0
After 5 years [member] | Variable Rate [member]
Disclosure of financial instruments by type of interest rate [Line Items]
Off-balance sheet position	$ 0.0